restructuring and other costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
restructuring and other costs
Goods and services purchased	$ 65	$ 181
Employee benefits expense	69	136
Total	134	317
Restructuring
restructuring and other costs
Goods and services purchased	56	52
Employee benefits expense	63	126
Total	119	178
Other
restructuring and other costs
Goods and services purchased	9	129
Employee benefits expense	6	10
Total	15	$ 139
Value of common shares donated	100
Donations committed	$ 18